SELECTED STATEMENT OF OPERATIONS DATA (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income:
Interest on bank deposits and short-term investments	$ 97	$ 260	$ 157
Non-dollar currency gains - net	17	23	0
Income from Marketable securities	33	0	0
Interest on available for sale securities	35	47	154
Other Nonoperating Income	182	330	311
Expenses:
Non-dollar currency losses - net	0	0	(58)
Bank commissions and charges	(19)	(8)	(21)
Realized loss on sale of available for sale securities	0	(24)	(61)
Other Nonoperating Expense	(19)	(32)	(140)
Other Nonoperating Income (Expense)	$ 163	$ 298	$ 171